Capital Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements

Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB	US$
2014	53,247	8,796
2015	25,712	4,247
2016	23,844	3,939
2017	48,939	8,084
2018 and thereafter	833,525	137,688

Total minimum lease payments	985,267	162,754
Less: amount representing interest	(633,528)	(104,651)

Present value of remaining minimum lease payments	351,739	58,103